SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Security		Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2013 Security
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 532,930,000		$ 467,406,000
Unrealized gains	3,317,000		2,048,000
Unrealized losses	3,069,000		6,973,000
Fair value	533,178,000		462,481,000
Accumulated other comprehensive loss	0		200,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	163,665,000		240,287,000
Less Than Twelve Months, Unrealized Losses	909,000		5,745,000
Twelve Months or More, Fair Value	69,122,000		11,832,000
Twelve Months or More, Unrealized Losses	2,160,000		1,228,000
Total, Fair value	232,787,000		252,119,000
Total, Unrealized Losses	3,069,000		6,973,000
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	3,827,000
Amortized cost	3,683,000
Non-credit unrealized loss	43,000
Unrealized gain	187,000
Cumulative credit related OTTI	1,594,000
OTTI changes recorded in earnings	9,000		26,000		339,000
The number of private label mortgage backed securities currently below investment grade with OTTI	4
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	1,835,000		1,809,000		1,470,000
Additions to credit losses on securities for which no previous OTTI was recognized	0		0		0
Increases to credit losses on securities for which OTTI was previously recognized	9,000		26,000		339,000
Balance at end of period	1,844,000		1,835,000		1,809,000
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year	25,427,000
Maturing after one year but within five years	66,532,000
Maturing after five years but within ten years	41,651,000
Maturing after ten years	70,624,000
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	204,234,000
U.S. agency residential mortgage-backed	256,387,000
U.S. agency commercial mortgage-backed	33,779,000
Private label residential mortgage-backed	6,216,000
Other asset backed	32,314,000
Total	532,930,000
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	25,479,000
Maturing after one year but within five years	66,666,000
Maturing after five years but within ten years	41,780,000
Maturing after ten years	69,601,000
Available-for-sale Securities fair value total	203,526,000
U.S. agency residential mortgage backed	257,558,000
U.S. agency commercial mortgage-backed	33,728,000
Private label residential mortgage-backed	6,013,000
Other asset backed	32,353,000
Total	533,178,000
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds	14,633,000		2,940,000		37,176,000
Realized Gains	329,000	[1]	15,000	[1]	1,193,000	[1]
Realized Losses	0	[2]	8,000	[2]	0	[2]
Realized gain related to U.S. Treasury short position	300,000
Credit Related OTTI Recognized in Earnings	10,000		30,000		300,000
Trading Securities, Realized Gain (Loss)	(300,000)		390,000		30,000
Securities Disclosures [Abstract]
Pledged securities with book value	1,100,000		10,700,000
Shareholder equity threshold not exceeded by revenue or taxing authority amount (in hundredths)	10.00%
U.S. Agency [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	34,936,000		32,106,000
Unrealized gains	133,000		44,000
Unrealized losses	63,000		342,000
Fair value	35,006,000		31,808,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	12,851,000		16,715,000
Less Than Twelve Months, Unrealized Losses	58,000		342,000
Twelve Months or More, Fair Value	606,000		0
Twelve Months or More, Unrealized Losses	5,000		0
Total, Fair value	13,457,000		16,715,000
Total, Unrealized Losses	63,000		342,000
Number of securities with market fair value less than amortized cost	17
U.S. Agency Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	256,387,000		202,649,000
Unrealized gains	1,838,000		1,343,000
Unrealized losses	667,000		532,000
Fair value	257,558,000		203,460,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	89,547,000		78,256,000
Less Than Twelve Months, Unrealized Losses	531,000		532,000
Twelve Months or More, Fair Value	15,793,000		0
Twelve Months or More, Unrealized Losses	136,000		0
Total, Fair value	105,340,000		78,256,000
Total, Unrealized Losses	667,000		532,000
Number of securities with market fair value less than amortized cost	72
U.S. Agency Commercial Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	33,779,000
Unrealized gains	68,000
Unrealized losses	119,000
Fair value	33,728,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	21,325,000
Less Than Twelve Months, Unrealized Losses	119,000
Twelve Months or More, Fair Value	0
Twelve Months or More, Unrealized Losses	0
Total, Fair value	21,325,000
Total, Unrealized Losses	119,000
Number of securities with market fair value less than amortized cost	19
Private Label Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	6,216,000		7,294,000
Unrealized gains	187,000		112,000
Unrealized losses	390,000		618,000
Fair value	6,013,000		6,788,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	208,000		407,000
Less Than Twelve Months, Unrealized Losses	1,000		6,000
Twelve Months or More, Fair Value	4,013,000		4,602,000
Twelve Months or More, Unrealized Losses	389,000		612,000
Total, Fair value	4,221,000		5,009,000
Total, Unrealized Losses	390,000		618,000
Number of securities with market fair value less than amortized cost	5
Number of issues rated as investment grade	2
Number of securities rated below investment grade	2
Number of securities that are split rated	1
Number of bonds with impairment in excess of ten percent	2
Percentage of excess impairment on bonds (in hundredths)	10.00%
Number of bonds with impairment for more than 12 months	4
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Number of private label mortgage backed securities currently below investment grade with OTTI unrealized gains	2
Number of private label mortgage backed securities currently below investment grade with OTTI unrealized loss	1						3
Number of private label mortgage backed securities currently below investment grade with OTTI unrealized loss less than previous OTTI credit	2
Senior Security [Member]
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	2,164,000
Amortized cost	2,207,000
Non-credit unrealized loss	43,000
Unrealized gain	0
Cumulative credit related OTTI	757,000
OTTI changes recorded in earnings	9,000		26,000		247,000
Super Senior Security [Member]
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	1,566,000
Amortized cost	1,476,000
Non-credit unrealized loss	0
Unrealized gain	90,000
Cumulative credit related OTTI	457,000
OTTI changes recorded in earnings	0		0		32,000
Senior Support Security [Member]
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	97,000
Amortized cost	0
Non-credit unrealized loss	0
Unrealized gain	97,000
Cumulative credit related OTTI	380,000
OTTI changes recorded in earnings	0		0		60,000
Other Asset Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	32,314,000		45,369,000
Unrealized gains	77,000		10,000
Unrealized losses	38,000		194,000
Fair value	32,353,000		45,185,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	2,960,000		33,862,000
Less Than Twelve Months, Unrealized Losses	15,000		194,000
Twelve Months or More, Fair Value	8,729,000		0
Twelve Months or More, Unrealized Losses	23,000		0
Total, Fair value	11,689,000		33,862,000
Total, Unrealized Losses	38,000		194,000
Number of securities with market fair value less than amortized cost	9
Obligations of States and Political Subdivisions [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	143,698,000		157,966,000
Unrealized gains	961,000		496,000
Unrealized losses	1,244,000		4,784,000
Fair value	143,415,000		153,678,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	28,114,000		103,942,000
Less Than Twelve Months, Unrealized Losses	106,000		4,645,000
Twelve Months or More, Fair Value	37,540,000		4,805,000
Twelve Months or More, Unrealized Losses	1,138,000		139,000
Total, Fair value	65,654,000		108,747,000
Total, Unrealized Losses	1,244,000		4,784,000
Number of securities with market fair value less than amortized cost	96
Corporate [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	22,690,000		19,120,000
Unrealized gains	53,000		43,000
Unrealized losses	79,000		26,000
Fair value	22,664,000		19,137,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	8,660,000		7,105,000
Less Than Twelve Months, Unrealized Losses	79,000		26,000
Twelve Months or More, Fair Value	0		0
Twelve Months or More, Unrealized Losses	0		0
Total, Fair value	8,660,000		7,105,000
Total, Unrealized Losses	79,000		26,000
Number of securities with market fair value less than amortized cost	11
Trust Preferred [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	2,910,000		2,902,000
Unrealized gains	0		0
Unrealized losses	469,000		477,000
Fair value	2,441,000		2,425,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	0		0
Less Than Twelve Months, Unrealized Losses	0		0
Twelve Months or More, Fair Value	2,441,000		2,425,000
Twelve Months or More, Unrealized Losses	469,000		477,000
Total, Fair value	2,441,000		2,425,000
Total, Unrealized Losses	469,000		477,000
Number of securities with market fair value less than amortized cost	3
Number of issues rated as investment grade	1
Number of securities rated below investment grade	1
Number of major credit rating agencies rating securities with fair value less than amortized cost	2
Number of securities not rated	1
Non-rated securities, amortized cost	1,000,000
Fair value of non-rated trust preferred securities	800,000
Rated Issues [Member]
Trust preferred securities [Abstract]
Fair Value	1,643,000		1,600,000
Net Unrealized Loss	(267,000)		(302,000)
Unrated Issues - No OTTI [Member]
Trust preferred securities [Abstract]
Fair Value	798,000		825,000
Net Unrealized Loss	$ (202,000)		$ (175,000)

[1]	Gains in 2014 exclude $0.3 million of realized gain related to a U.S. Treasury short position.
[2]	Losses in 2014, 2013 and 2012 exclude $0.01 million, $0.03 million and $0.3 million, respectively of credit related OTTI recognized in earnings.